Derivative and Hedging Activities - Derivative Instruments in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Total derivatives	$ 130	$ 282
Energy related derivative
Derivatives, Fair Value [Line Items]
Total derivatives	130	282
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	130
Derivative liability, fair value, gross asset	0
Total derivatives	130
Not designated as hedging instrument | Commodity contracts
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability		282
Derivative liability, fair value, gross asset		0
Total derivatives		282
Short-term derivative asset | Not designated as hedging instrument | Commodity contracts
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	174	306
Derivative asset, fair value, gross liability	(40)	(104)
Total derivatives	134	202
Long-term derivative asset | Not designated as hedging instrument | Commodity contracts
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		117
Derivative asset, fair value, gross liability		(41)
Total derivatives		76
Short-term derivative liability | Not designated as hedging instrument | Commodity contracts
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(42)	(107)
Derivative liability, fair value, gross asset	40	104
Total derivatives	(2)	(3)
Long-term derivative liability | Not designated as hedging instrument | Commodity contracts
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	(2)	(41)
Derivative liability, fair value, gross asset	0	41
Total derivatives	$ (2)	0
Future natural gas prices | Short-term derivative asset | Not designated as hedging instrument | Energy related derivative
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset		7
Derivative asset, fair value, gross liability		0
Total derivatives		$ 7